Note 3 - Earnings Per Share - Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Net earnings	$ 41,224	$ 63,318	$ 9,231
Deduct preferred stock dividends	23	23	23
Undistributed net earnings	41,201	63,295	9,208
Earnings attributable to participating preferred shareholders	48	72	30
Earnings attributable to common shareholders	$ 41,153	$ 63,223	$ 9,178
Weighted average common shares outstanding (in shares)	6,912	7,318	7,796
Basic earnings per common share (in dollars per share)	$ 5.95	$ 8.64	$ 1.19
Earnings attributable to common shareholders	$ 41,153	$ 63,223	$ 9,178
Add dividends on convertible preferred stock	20	20	20
Earnings attributable to common stock on a diluted basis	$ 41,173	$ 63,243	$ 9,198
Additional shares to be issued under full conversion of preferred stock (in shares)	67	67	67
Total shares for diluted (in shares)	6,979	7,385	7,863
Diluted earnings per common share (in dollars per share)	$ 5.9	$ 8.56	$ 1.16